CONSOLIDATED SEGMENT DATA	6 Months Ended	12 Months Ended
	Sep. 30, 2021	Mar. 31, 2021
Segment Reporting [Abstract]
CONSOLIDATED SEGMENT DATA

11.	CONSOLIDATED SEGMENT DATA

Segment information is consistent with how chief operating decision maker reviews the businesses, makes investing and resource allocation decisions and assesses operating performance. The segment data presented reflects this segment structure. The Company reports financial and operating information in the following four segments:

(a)	Garment manufacturing. Including manufacturing and distribution of garments;

(b)	Logistics services. Providing logistic services; and

(c)	Epidemic prevention supplies. Including manufacturing, distribution and trading of epidemic prevention supplies.

(d)	Property management and subleasing. Providing shops subleasing and property management services for garment wholesalers and retailers in garment market.

The Company also provides general corporate services to its segments and these costs are reported as “Corporate and others”.

Selected information in the segment structure is presented in the following tables:

	Garment	Logistics Services	Property management and leasing	Epidemic prevention supplies	Corporate and other	Totals
Revenue from external customers	2,462,532	2,425,402	2,156,329	-	-	7,044,263
Intersegment revenue	2,415	-	-	-	-	2,415
Interest income	1,886	33	128	-	4	2,051
Interest expense	2,231	285	245	-	88	2,849
Depreciation and amortization	2,805	55,620	11,484	1,488	-	71,397
Operating income (loss)	124,748	110,109	33,091	-	(229,511)	38,437
Segment assets	1,802,162	2,608,999	8,547,438	101,885	1,326,167	14,386,651
Expenditures for segment assets	-	115,359	27,563	-	-	142,922

Geographical Information

The Company operates predominantly in China. In presenting information on the basis of geographical location, revenue is based on the geographical location of customers and long-lived assets are based on the geographical location of the assets.

Geographic Information

	Three months ended September 30,		Six months ended September 30,
	2021	2020	2021	2020
Revenues
United States	-	2,852,972	-	11,602,972
China	2,757,832	8,831,325	7,044,263	5,999,540
Total	2,757,832	11,684,297	7,044,263	17,602,512

	September 30, 2021	March 31, 2020
Long-Lived Assets
China	9,085,496	10,426,602

12.	SEGMENT DATA

Segment information is consistent with how management reviews the businesses, makes investing and resource allocation decisions and assesses operating performance. The segment data presented reflects this segment structure. The Company reports financial and operating information in the following four segments:

(a)	Garment manufacturing. Including manufacturing and distribution of garments;

(b)	Logistics services. Providing logistic services;

(c)	Epidemic prevention supplies. Including manufacturing, distribution and trading of epidemic prevention supplies; and

(d)	Property management and subleasing. Providing shops subleasing and property management services for garment wholesalers and retailers in garment market.

The Company also provides general corporate services to its segments and these costs are reported as “Corporate and other”.

Selected information in the segment structure is presented in the following tables:

	Garment	Logistics Services	Property management and leasing	Epidemic prevention supplies	Corporate and other	Totals
Revenue from external customers	6,896,410	4,580,733	1,278,517	11,979,099	-	24,734,759
Intersegment revenue	2,304	-	-	-	-	2,304
Interest income	23	0	8	-	199	230
Interest expense	16,787	795	7	-	1,553	19,142
Depreciation and amortization	5,036	90,549	-	5,429	-	101,014
Operating income (loss)	327,161	191,730	4,220	(3,280,313)	(850,972)	(3,608,174)
Segment assets	4,410,466	2,236,574	9,316,090	33,737	2,342,379	18,424,084
Expenditures for segment assets	79,460	326,391	-	-	-	405,851

Geographical Information

The Company operates predominantly in China. In presenting information on the basis of geographical location, revenue is based on the geographical location of customers and long-lived assets are based on the geographical location of the assets.

Geographic Information

	Revenues	Long-Lived Assets
China	13,131,787	10,426,602
United States	11,602,972	-
Total	24,734,759	10,426,602